Shareholder Report	12 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Forum Funds
Entity Central Index Key	0000315774
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000012491
Shareholder Report [Line Items]
Fund Name	Auxier Focus Fund
Class Name	A Shares
Trading Symbol	AUXAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Auxier Focus Fund for the period of July 1, 2023, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the Auxier Focus Fund for the period of July 1, 2023, to June 30, 2024. You can find additional information about the Fund at https://auxierasset.com/prospectus-and-reports. You can also request this information by contacting us at (877) 328-9437.

Additional Information Phone Number	(877) 328-9437
Additional Information Website	https://auxierasset.com/prospectus-and-reports
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A shares Class	$131	1.24%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund breakdown was 83% domestic stocks, 9% foreign and 8% short debt instruments.

Investments in the financial, technology and industrial sectors contributed to performance. A powerful uptrend in artificial intelligence (AI) capital spending drove higher cloud demand benefiting the Fund’s biggest holding Microsoft and infrastructure players like Corning. Digital advertising has been strong with the Olympics and election year politics helping Alphabet and Meta. Stock buybacks enhanced earnings per share. The insurance industry experienced a fundamental upswing with higher premium pricing, growth in premiums and improving investment income boosting cash flow for companies like Berkshire Hathaway, Travelers, Aflac and AIG. A skilled labor shortage helped Lincoln Educational in the small cap space area. Aerospace fundamentals with travel demand and increasing defense outlays have aided RTX.

Performance was hampered by weightings in the healthcare, consumer staples and consumer discretionary sectors. Fears over the impact of obesity drugs and reduced demand for certain foods and beverages negatively impacted Fund holdings such as Molson Coors, PepsiCo, Monster Beverage, and McDonalds. Higher medical cost ratios hurt core holding UnitedHealth. A general underweighting in technology as well as exposure to foreign and fixed income investments held back performance vs the S&P.

We take a more conservative approach to investment selection, so we generally lag during speculative times and outperform during flat-to-down markets, when our lower risk approach allows us to capture less of the market declines.

The Fund can invest in either growth or value securities but historically has been value oriented and therefore the one-year return approximates the S&P 1000® Value index (TR) 7.0% annual return.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Date	A Shares	S&P 500® Index
6/30/14	$10,000	$10,000
9/30/14	$9,861	$10,113
12/31/14	$10,298	$10,612
3/31/15	$10,363	$10,712
6/30/15	$10,263	$10,742
9/30/15	$9,627	$10,051
12/31/15	$10,165	$10,758
3/31/16	$10,218	$10,903
6/30/16	$10,416	$11,171
9/30/16	$10,647	$11,602
12/31/16	$10,870	$12,045
3/31/17	$11,502	$12,776
6/30/17	$11,904	$13,170
9/30/17	$12,080	$13,760
12/31/17	$12,761	$14,675
3/31/18	$12,412	$14,563
6/30/18	$12,699	$15,064
9/30/18	$13,628	$16,225
12/31/18	$12,207	$14,031
3/31/19	$13,312	$15,946
6/30/19	$13,563	$16,633
9/30/19	$13,521	$16,915
12/31/19	$14,631	$18,449
3/31/20	$11,535	$14,834
6/30/20	$13,093	$17,881
9/30/20	$13,818	$19,478
12/31/20	$15,465	$21,844
3/31/21	$16,687	$23,193
6/30/21	$17,491	$25,175
9/30/21	$17,156	$25,322
12/31/21	$18,509	$28,114
3/31/22	$18,476	$26,821
6/30/22	$16,778	$22,503
9/30/22	$15,848	$21,404
12/31/22	$17,613	$23,023
3/31/23	$17,720	$24,749
6/30/23	$18,417	$26,912
9/30/23	$17,988	$26,031
12/31/23	$19,265	$29,075
3/31/24	$20,756	$32,144
6/30/24	$20,354	$33,521

Average Annual Return [Table Text Block]
	One Year	Five Year	Ten Year
A Shares (without sales charge)	10.52%	8.46%	7.37%
A Shares (with sales charge)	4.16%	7.18%	6.73%
S&P 500® Index	24.56%	15.05%	12.86%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 280,125,157
Holdings Count | Holding	122
Advisory Fees Paid, Amount	$ 1,616,597
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$280,125,157
# of Portfolio Holdings	122
Portfolio Turnover Rate	2%
Investment Advisory Fees (Net of fees waived)	$1,616,597

Holdings [Text Block]

Asset Class Weightings

(% of total investments)

Value	Value
Common Stock	92.2%
Corporate Non-Convertible Bonds	0.9%
U.S. Government & Agency Obligations	0.1%
Money Market Fund	6.8%

Largest Holdings [Text Block]

Top Ten Holdings

(% of total investments)

Microsoft Corp.	7.46%
Fidelity Investments Treasury Only Portfolio, Institutional Class, 5.23%	6.80%
UnitedHealth Group, Inc.	5.07%
Mastercard, Inc., Class A	4.91%
The Kroger Co.	3.48%
Philip Morris International, Inc.	3.24%
Merck & Co., Inc.	3.05%
The Bank of New York Mellon Corp.	2.99%
Bank of America Corp.	2.86%
Visa, Inc., Class A	2.75%

C000112762
Shareholder Report [Line Items]
Fund Name	Auxier Focus Fund
Class Name	Institutional
Trading Symbol	AUXIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Auxier Focus Fund for the period of July 1, 2023, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the Auxier Focus Fund for the period of July 1, 2023, to June 30, 2024. You can find additional information about the Fund at https://auxierasset.com/prospectus-and-reports. You can also request this information by contacting us at (877) 328-9437.

Additional Information Phone Number	(877) 328-9437
Additional Information Website	https://auxierasset.com/prospectus-and-reports
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$83	0.79%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund breakdown was 83% domestic stocks, 9% foreign and 8% short debt instruments.

Investments in the financial, technology and industrial sectors contributed to performance. A powerful uptrend in artificial intelligence (AI) capital spending drove higher cloud demand benefiting the Fund’s biggest holding Microsoft and infrastructure players like Corning. Digital advertising has been strong with the Olympics and election year politics helping Alphabet and Meta. Stock buybacks enhanced earnings per share. The insurance industry experienced a fundamental upswing with higher premium pricing, growth in premiums and improving investment income boosting cash flow for companies like Berkshire Hathaway, Travelers, Aflac and AIG. A skilled labor shortage helped Lincoln Educational in the small cap space area. Aerospace fundamentals with travel demand and increasing defense outlays have aided RTX.

Performance was hampered by weightings in the healthcare, consumer staples and consumer discretionary sectors. Fears over the impact of obesity drugs and reduced demand for certain foods and beverages negatively impacted Fund holdings such as Molson Coors, PepsiCo, Monster Beverage, and McDonalds. Higher medical cost ratios hurt core holding UnitedHealth. A general underweighting in technology as well as exposure to foreign and fixed income investments held back performance vs the S&P.

We take a more conservative approach to investment selection, so we generally lag during speculative times and outperform during flat-to-down markets, when our lower risk approach allows us to capture less of the market declines.

The Fund can invest in either growth or value securities but historically has been value oriented and therefore the one-year return approximates the S&P 1000® Value index (TR) 7.0% annual return.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Date	Institutional Shares	S&P 500® Index
6/30/14	$250,000	$250,000
9/30/14	$246,772	$252,820
12/31/14	$257,812	$265,291
3/31/15	$259,673	$267,812
6/30/15	$257,315	$268,557
9/30/15	$241,435	$251,266
12/31/15	$255,096	$268,962
3/31/16	$256,670	$272,587
6/30/16	$261,785	$279,280
9/30/16	$267,687	$290,038
12/31/16	$273,644	$301,129
3/31/17	$289,812	$319,396
6/30/17	$300,321	$329,260
9/30/17	$305,171	$344,012
12/31/17	$322,654	$366,871
3/31/18	$314,271	$364,086
6/30/18	$321,943	$376,588
9/30/18	$345,812	$405,626
12/31/18	$310,123	$350,786
3/31/19	$338,578	$398,661
6/30/19	$345,237	$415,818
9/30/19	$344,632	$422,880
12/31/19	$373,381	$461,235
3/31/20	$294,791	$370,843
6/30/20	$334,888	$447,026
9/30/20	$353,814	$486,943
12/31/20	$396,371	$546,097
3/31/21	$428,212	$579,819
6/30/21	$449,385	$629,386
9/30/21	$441,179	$633,050
12/31/21	$476,481	$702,857
3/31/22	$476,313	$670,536
6/30/22	$432,920	$562,572
9/30/22	$409,374	$535,104
12/31/22	$455,544	$575,563
3/31/23	$458,833	$618,714
6/30/23	$477,525	$672,803
9/30/23	$466,794	$650,779
12/31/23	$500,523	$726,865
3/31/24	$539,886	$803,593
6/30/24	$529,955	$838,017

Average Annual Return [Table Text Block]
	One Year	Five Year	Ten Year
Institutional Shares	10.98%	8.95%	7.80%
S&P 500® Index	24.56%	15.05%	12.86%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
AssetsNet	$ 280,125,157
Holdings Count | Holding	122
Advisory Fees Paid, Amount	$ 1,616,597
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$280,125,157
# of Portfolio Holdings	122
Portfolio Turnover Rate	2%
Investment Advisory Fees (Net of fees waived)	$1,616,597

Holdings [Text Block]

Asset Class Weightings

(% of total investments)

Value	Value
Common Stock	92.2%
Corporate Non-Convertible Bonds	0.9%
U.S. Government & Agency Obligations	0.1%
Money Market Fund	6.8%

Largest Holdings [Text Block]

Top Ten Holdings

(% of total investments)

Microsoft Corp.	7.46%
Fidelity Investments Treasury Only Portfolio, Institutional Class, 5.23%	6.80%
UnitedHealth Group, Inc.	5.07%
Mastercard, Inc., Class A	4.91%
The Kroger Co.	3.48%
Philip Morris International, Inc.	3.24%
Merck & Co., Inc.	3.05%
The Bank of New York Mellon Corp.	2.99%
Bank of America Corp.	2.86%
Visa, Inc., Class A	2.75%

C000012493
Shareholder Report [Line Items]
Fund Name	Auxier Focus Fund
Class Name	Investor
Trading Symbol	AUXFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Auxier Focus Fund for the period of July 1, 2023, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the Auxier Focus Fund for the period of July 1, 2023, to June 30, 2024. You can find additional information about the Fund at https://auxierasset.com/prospectus-and-reports. You can also request this information by contacting us at (877) 328-9437.

Additional Information Phone Number	(877) 328-9437
Additional Information Website	https://auxierasset.com/prospectus-and-reports
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$96	0.91%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund breakdown was 83% domestic stocks, 9% foreign and 8% short debt instruments.

Investments in the financial, technology and industrial sectors contributed to performance. A powerful uptrend in artificial intelligence (AI) capital spending drove higher cloud demand benefiting the Fund’s biggest holding Microsoft and infrastructure players like Corning. Digital advertising has been strong with the Olympics and election year politics helping Alphabet and Meta. Stock buybacks enhanced earnings per share. The insurance industry experienced a fundamental upswing with higher premium pricing, growth in premiums and improving investment income boosting cash flow for companies like Berkshire Hathaway, Travelers, Aflac and AIG. A skilled labor shortage helped Lincoln Educational in the small cap space area. Aerospace fundamentals with travel demand and increasing defense outlays have aided RTX.

Performance was hampered by weightings in the healthcare, consumer staples and consumer discretionary sectors. Fears over the impact of obesity drugs and reduced demand for certain foods and beverages negatively impacted Fund holdings such as Molson Coors, PepsiCo, Monster Beverage, and McDonalds. Higher medical cost ratios hurt core holding UnitedHealth. A general underweighting in technology as well as exposure to foreign and fixed income investments held back performance vs the S&P.

We take a more conservative approach to investment selection, so we generally lag during speculative times and outperform during flat-to-down markets, when our lower risk approach allows us to capture less of the market declines.

The Fund can invest in either growth or value securities but historically has been value oriented and therefore the one-year return approximates the S&P 1000® Value index (TR) 7.0% annual return.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Date	Investor Shares	S&P 500® Index
6/30/14	$10,000	$10,000
9/30/14	$9,865	$10,113
12/31/14	$10,299	$10,612
3/31/15	$10,369	$10,712
6/30/15	$10,269	$10,742
9/30/15	$9,633	$10,051
12/31/15	$10,172	$10,758
3/31/16	$10,231	$10,903
6/30/16	$10,432	$11,171
9/30/16	$10,665	$11,602
12/31/16	$10,893	$12,045
3/31/17	$11,536	$12,776
6/30/17	$11,950	$13,170
9/30/17	$12,135	$13,760
12/31/17	$12,823	$14,675
3/31/18	$12,484	$14,563
6/30/18	$12,783	$15,064
9/30/18	$13,725	$16,225
12/31/18	$12,303	$14,031
3/31/19	$13,430	$15,946
6/30/19	$13,687	$16,633
9/30/19	$13,657	$16,915
12/31/19	$14,787	$18,449
3/31/20	$11,667	$14,834
6/30/20	$13,253	$17,881
9/30/20	$14,001	$19,478
12/31/20	$15,679	$21,844
3/31/21	$16,931	$23,193
6/30/21	$17,763	$25,175
9/30/21	$17,436	$25,322
12/31/21	$18,821	$28,114
3/31/22	$18,807	$26,821
6/30/22	$17,094	$22,503
9/30/22	$16,159	$21,404
12/31/22	$17,971	$23,023
3/31/23	$18,097	$24,749
6/30/23	$18,828	$26,912
9/30/23	$18,400	$26,031
12/31/23	$19,723	$29,075
3/31/24	$21,272	$32,144
6/30/24	$20,868	$33,521

Average Annual Return [Table Text Block]
	One Year	Five Year	Ten Year
Investor Shares	10.83%	8.80%	7.63%
S&P 500® Index	24.56%	15.05%	12.86%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 280,125,157
Holdings Count | Holding	122
Advisory Fees Paid, Amount	$ 1,616,597
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$280,125,157
# of Portfolio Holdings	122
Portfolio Turnover Rate	2%
Investment Advisory Fees (Net of fees waived)	$1,616,597

Holdings [Text Block]

Asset Class Weightings

(% of total investments)

Value	Value
Common Stock	92.2%
Corporate Non-Convertible Bonds	0.9%
U.S. Government & Agency Obligations	0.1%
Money Market Fund	6.8%

Largest Holdings [Text Block]

Top Ten Holdings

(% of total investments)

Microsoft Corp.	7.46%
Fidelity Investments Treasury Only Portfolio, Institutional Class, 5.23%	6.80%
UnitedHealth Group, Inc.	5.07%
Mastercard, Inc., Class A	4.91%
The Kroger Co.	3.48%
Philip Morris International, Inc.	3.24%
Merck & Co., Inc.	3.05%
The Bank of New York Mellon Corp.	2.99%
Bank of America Corp.	2.86%
Visa, Inc., Class A	2.75%